S000015623 [Member] Investment Objectives and Goals - iShares Residential and Multisector Real Estate ETF	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® RESIDENTIAL AND MULTISECTOR REAL ESTATE ETF Ticker: REZStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Residential and Multisector Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. residential, healthcare and self-storage real estate equities.